Note 39 Depreciation and amortization (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Depreciation [Line Items]
Depreciation and amortisation expense	€ 759	€ 676
Tangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	483	415
For own use depreciable assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	308	261
Right of use assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	173	152
Investment property [member]
Depreciation [Line Items]
Depreciation and amortisation expense	2	2
Intangible assets and goodwill [member]
Depreciation [Line Items]
Depreciation and amortisation expense	€ 276	€ 261